SCHEDULE OF CONCENTRATION RISK FROM ACCOUNTS RECEIVABLE (Details) - Accounts Receivable [Member] - Customer Concentration Risk [Member] - Spetner Associates Inc [Member]	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Customer A [Member]
Product Information [Line Items]
Concentration risk, percentage		[1]	54.00%
Customer B [Member]
Product Information [Line Items]
Concentration risk, percentage		[1]	24.00%
Customer C [Member]
Product Information [Line Items]
Concentration risk, percentage		[1]	10.00%
Customer D [Member]
Product Information [Line Items]
Concentration risk, percentage	71.00%			[1]
Customer E [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%			[1]

[1]	Represents amount less than 10%